Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,926,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	266,015.13
Total Offset Amount	0.00
Net Fee	$ 266,015.13